Annual Total Returns- Vanguard Extended Market Index Fund (Investor) [BarChart] - Investor - Vanguard Extended Market Index Fund - Investor Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(3.73%)	18.31%	38.19%	7.42%	(3.39%)	15.99%	17.94%	(9.47%)	27.87%	32.04%